SHAREHOLDERS' EQUITY - Investor Warrants and Placement Agent Warrants (Details) - USD ($)			3 Months Ended	9 Months Ended
	Mar. 28, 2017	Mar. 17, 2017	Mar. 31, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
SHAREHOLDERS' EQUITY
Exercise price (in dollars per share)						$ 12.64
Equity issuance costs adjusted towards additional paid-in capital				$ 197,000
Weighted average assumptions:
Risk-free interest rate (as a percent)				0.00%
Expected dividend yield (as a percent)				0.00%
Registration Rights Agreement
SHAREHOLDERS' EQUITY
Registration right agreement arrangement term		P135D
Piggyback registration right term		P2Y
Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Preferred Stock Issuance (in shares)	511	680
Exercise price (in dollars per share)	$ 3.50
Investor Warrants | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Fair value of warrants			$ 181,931	$ 181,931	$ 181,931
Weighted average assumptions:
Expected term (in years)			1 year 11 months 16 days
Expected volatility (as a percent)			130.00%
Risk-free interest rate (as a percent)			2.39%
Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Warrants issued to purchase common stock	223
Placement Agent Warrants | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Accrue rate per annum of purchase price of monetary penalties payable by the company to the holders of registrable shares				12.00%
Weighted average assumptions:
Expected term (in years)			1 year 11 months 16 days
Expected volatility (as a percent)			130.00%
Risk-free interest rate (as a percent)			2.39%
Placement Agent Warrants | Private Placement Offering | Series A Preferred Stock | Maximum
SHAREHOLDERS' EQUITY
Percentage of aggregate purchase price				5.00%
Subscription Agreements | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Preferred Stock Issuance (in shares)	511	680
Subscription Agreements | Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Warrants issued to purchase common stock	113,953	151,640
Placement Agent | Placement Agent Warrants | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Warrants issued to purchase common stock			31,529	31,529
Exercise price (in dollars per share)		$ 3.00	$ 3.00	$ 3.00
Fair value of warrants			$ 22,985	$ 22,985
Equity issuance costs adjusted towards additional paid-in capital				232,078
Equity issuance costs charged to general administrative and other operating costs				$ 35,451